24. Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
2019	March 31,	June 30,	September 30,	December 31,

Interest income	$7,698,368	$8,262,422	$7,906,454	$7,891,564
Interest expense	1,538,540	1,546,953	1,509,033	1,548,595
Provision for loan losses	212,503	141,666	412,499	299,499
Non-interest income	1,318,700	1,434,138	1,597,332	1,595,896
Non-interest expense	5,155,924	5,079,060	4,863,716	4,782,580
Net income	1,771,905	2,419,298	2,261,943	2,371,300
Earnings per common share	0.34	0.46	0.43	0.45

2018	March 31,	June 30,	September 30,	December 31,

Interest income	$6,776,838	$7,028,859	$7,517,022	$7,791,884
Interest expense	868,749	938,499	1,220,145	1,457,695
Provision for loan losses	180,000	180,000	210,000	210,000
Non-interest income	1,395,670	1,690,161	1,542,793	1,552,684
Non-interest expense	4,731,116	5,103,975	4,874,332	5,185,603
Net income	1,982,543	2,002,654	2,269,732	2,142,603
Earnings per common share	0.38	0.39	0.44	0.40